Income Taxes (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
INCOME TAXES [Abstract]
Tax benefit at U.S. statutory rate	$ 466,602	$ 175,906
Permanent difference - beneficial conversion features	(380,452)	(56,805)
Valuation allowance	(86,150)	(119,101)
Total
Net operating loss carry-forward	$ 655,052